Unaudited Condensed Consolidated Statements of Changes in Equity/(Deficit) - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income/(loss)	Total
Balance at Dec. 31, 2023		$ 500	$ 4,520	$ 8,426,684	$ (6,183,545)	$ 184,491	$ 2,432,650
Balance (in Shares) at Dec. 31, 2023	[1]	50,000,000	451,964,286
Net loss					(1,927,027)		(1,927,027)
Foreign currency translation adjustments						(53,481)	(53,481)
Balance at Jun. 30, 2024		$ 500	$ 4,520	8,426,684	(8,110,572)	131,010	452,142
Balance (in Shares) at Jun. 30, 2024	[1]	50,000,000	451,964,286
Balance at Dec. 31, 2024		$ 500	$ 4,664	14,003,653	(14,306,387)	(83,492)	(381,062)
Balance (in Shares) at Dec. 31, 2024	[1]	50,000,000	466,364,286
Net loss					(11,271,548)		(11,271,548)
Non-employee share-based compensation expenses (Note 12)			$ 1,375	6,855,110			6,856,485
Non-employee share-based compensation expenses (Note 12) (in Shares)	[1]		137,500,000
Foreign currency translation adjustments						(560,467)	(560,467)
Balance at Jun. 30, 2025		$ 500	$ 6,039	$ 20,858,763	$ (25,577,935)	$ (643,959)	$ (5,356,592)
Balance (in Shares) at Jun. 30, 2025	[1]	50,000,000	603,864,286

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).